Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule of segment information

	Year ended December 31,
	2013	2012
Revenue by Segment
Specialty contracting services	$18,224,317	$6,513,763
Telecommunication staffing services	33,183,227	10,575,786
Total	$51,407,544	$17,089,549

Operating Income (Loss) by Segment
Specialty contracting services	$2,427,369	$(699,459)
Telecommunication staffing services	1,069,808	820,375
Corporate	(9,837,945)	(2,929,373)
Total	$(6,340,768)	$(2,808,457)

Total Assets by Segment
Specialty contracting services	$21,341,243	$16,933,296
Telecommunication staffing services	22,277,926	23,809,382
Corporate	17,070,887	2,573,586
Total	$60,690,056	$43,316,264

Gross Margin
Specialty contracting services	$7,253,636	$2,784,764
Telecommunication staffing services	6,873,864	2,336,570
Total	$14,127,500	$5,121,334

	Year ended December 31, 2013
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$15,324,299	$2,900,017	$18,224,316
Telecommunication staffing services	32,004,664	1,178,564	33,183,228
Total	$47,328,963	$4,078,581	$51,407,544

	Year ended December 31, 2012
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$6,513,763	$-	$6,513,763
Telecommunication staffing services	9,688,861	886,925	10,575,786
Total	$16,202,624	$886,925	$17,089,549

	Year ended December 31, 2013
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$1,509,090	$918,279	$2,427,369
Telecommunication staffing services	880,695	189,113	1,069,808
Corporate	(9,837,945)	-	(9,837,945)
Total	$(7,448,160)	$1,107,392	$(6,340,768)

	Year ended December 31, 2012
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$(699,459)	$-	$(699,459)
Telecommunication staffing services	605,232	215,143	820,375
Corporate	(2,929,373)	-	(2,929,373)
Total	$(3,023,600)	$215,143	$(2,808,457)

	Year ended December 31, 2013
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$6,175,755	$1,077,881	$7,253,636
Telecommunication staffing services	6,649,557	224,307	6,873,864
Total	$12,825,312	$1,302,188	$14,127,500

	Year ended December 31, 2012
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$2,784,764	$-	$2,784,764
Telecommunication staffing services	2,095,567	241,003	2,336,570
Total	$4,880,331	$241,003	$5,121,334